TAXES ON INCOME (Schedule Of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ (2,171)	$ 17,921	$ 13,145
Foreign	2,952	1,874	4,112
Loss before taxes	$ 781	$ 19,795	$ 17,257